Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Value Line Mid Cap Focused Fund, Inc.
Entity Central Index Key	0000102756
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000193014
Shareholder Report [Line Items]
Fund Name	Value Line Mid Cap Focused Fund, Inc.
Class Name	Institutional
Trading Symbol	VLMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Line Mid Cap Focused Fund, Inc. (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's Institutional Class generated a total return of 7.87% during the year ended December 31, 2024.

• The Fund delivered positive absolute returns but underperformed the S&P 500® Index primarily because mid-cap stocks lagged their large-cap counterparts, making the S&P 500® Index, a large-cap index, a difficult benchmark to outpace for this Fund.

• The Fund, given its mid-cap focus, did not own any of the mega-cap stocks, i.e., the largest of the large-cap stocks, that drove the two strongest sectors of the S&P 500® Index—communication services and information technology. Weak individual stock selection in health care, consumer discretionary and financials further dampened the Fund’s relative results as did having overweights to the lagging health care and industrials sectors.

• Effective stock selection in the industrials and materials sectors contributed positively. Having no allocation to the laggard energy sector also boosted the Fund’s relative results.

• The Fund’s relative results were hurt most by not owning computer graphics processors manufacturer NVIDIA, whose shares rose approximately 170% during the annual period. Additionally, holding positions in information technology services provider CDW and diagnostics and research services provider to the life sciences industry Iqvia detracted. Each experienced a double-digit share price decline during the annual period due to weaker than expected operating performance.

• Among the individual stocks that contributed most positively to the Fund’s relative results were analytics software and services provider Fair Isaac (a.k.a. FICO), integrated information management solutions and services provider for the public sector Tyler Technologies and climate control products manufacturer Lennox International. Each of these companies enjoyed a robust double-digit share price gain during the annual period due to stronger than expected operating performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Mid Cap Focused Fund Inc.-Institutional Class	S&P 500® Index	S&P MidCap 400® Index
8/14/2017	$10,000	$10,000	$10,000
8/31/2017	$10,071	$10,139	$10,126
9/30/2017	$10,247	$10,348	$10,523
10/31/2017	$10,488	$10,589	$10,761
11/30/2017	$10,701	$10,914	$11,157
12/31/2017	$10,689	$11,035	$11,181
1/31/2018	$11,274	$11,667	$11,502
2/28/2018	$10,940	$11,237	$10,992
3/31/2018	$10,956	$10,951	$11,094
4/30/2018	$10,851	$10,994	$11,066
5/31/2018	$11,073	$11,258	$11,522
6/30/2018	$11,335	$11,328	$11,571
7/31/2018	$11,875	$11,749	$11,775
8/31/2018	$12,454	$12,132	$12,151
9/30/2018	$12,660	$12,201	$12,018
10/31/2018	$11,697	$11,367	$10,871
11/30/2018	$12,137	$11,599	$11,210
12/31/2018	$11,221	$10,551	$9,942
1/31/2019	$12,081	$11,397	$10,982
2/28/2019	$12,801	$11,763	$11,447
3/31/2019	$13,205	$11,991	$11,382
4/30/2019	$13,703	$12,477	$11,840
5/31/2019	$13,445	$11,684	$10,896
6/30/2019	$14,358	$12,508	$11,729
7/31/2019	$14,499	$12,687	$11,868
8/31/2019	$14,721	$12,486	$11,370
9/30/2019	$14,634	$12,720	$11,718
10/31/2019	$14,639	$12,996	$11,851
11/30/2019	$15,166	$13,467	$12,203
12/31/2019	$15,225	$13,874	$12,546
1/31/2020	$15,772	$13,868	$12,219
2/29/2020	$14,594	$12,727	$11,059
3/31/2020	$12,685	$11,155	$8,820
4/30/2020	$13,500	$12,585	$10,071
5/31/2020	$14,916	$13,184	$10,807
6/30/2020	$14,838	$13,446	$10,943
7/31/2020	$15,808	$14,204	$11,448
8/31/2020	$16,362	$15,225	$11,850
9/30/2020	$15,957	$14,647	$11,465
10/31/2020	$15,802	$14,257	$11,715
11/30/2020	$17,480	$15,818	$13,387
12/31/2020	$18,307	$16,426	$14,260
1/31/2021	$17,365	$16,260	$14,474
2/28/2021	$17,823	$16,709	$15,459
3/31/2021	$18,507	$17,441	$16,181
4/30/2021	$19,603	$18,371	$16,909
5/31/2021	$19,493	$18,500	$16,943
6/30/2021	$19,777	$18,932	$16,769
7/31/2021	$20,447	$19,381	$16,827
8/31/2021	$20,970	$19,971	$17,155
9/30/2021	$19,777	$19,042	$16,474
10/31/2021	$21,021	$20,376	$17,443
11/30/2021	$20,576	$20,235	$16,931
12/31/2021	$22,012	$21,142	$17,791
1/31/2022	$20,319	$20,048	$16,508
2/28/2022	$20,172	$19,447	$16,692
3/31/2022	$20,829	$20,169	$16,923
4/30/2022	$19,486	$18,411	$15,720
5/31/2022	$19,381	$18,444	$15,838
6/30/2022	$18,332	$16,922	$14,314
7/31/2022	$19,829	$18,482	$15,867
8/31/2022	$19,213	$17,728	$15,375
9/30/2022	$17,905	$16,096	$13,962
10/31/2022	$19,367	$17,399	$15,430
11/30/2022	$20,857	$18,371	$16,374
12/31/2022	$19,954	$17,313	$15,467
1/31/2023	$21,229	$18,400	$16,895
2/28/2023	$20,929	$17,951	$16,588
3/31/2023	$21,342	$18,611	$16,056
4/30/2023	$21,259	$18,901	$15,930
5/31/2023	$21,034	$18,983	$15,422
6/30/2023	$22,384	$20,238	$16,835
7/31/2023	$22,504	$20,888	$17,529
8/31/2023	$22,489	$20,555	$17,022
9/30/2023	$21,492	$19,575	$16,128
10/31/2023	$20,719	$19,163	$15,267
11/30/2023	$22,909	$20,914	$16,566
12/31/2023	$24,420	$21,864	$18,010
1/31/2024	$24,555	$22,231	$17,701
2/29/2024	$25,871	$23,418	$18,753
3/31/2024	$26,299	$24,172	$19,802
4/30/2024	$24,675	$23,184	$18,610
5/31/2024	$25,337	$24,334	$19,427
6/30/2024	$25,645	$25,207	$19,120
7/31/2024	$27,149	$25,514	$20,230
8/31/2024	$27,931	$26,133	$20,214
9/30/2024	$28,209	$26,691	$20,448
10/31/2024	$27,014	$26,449	$20,303
11/30/2024	$28,269	$28,001	$22,092
12/31/2024	$26,341	$27,334	$20,518

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since InceptionFootnote Reference*
Institutional Class	7.87%	11.59%	14.02%
S&P 500® Index	25.02%	14.53%	14.59%
S&P MidCap 400® Index	13.93%	10.34%	10.22%

Performance Inception Date	Aug. 14, 2017
AssetsNet	$ 1,938,660,788
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 10,754,687
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,938,660,788
# of Portfolio Holdings	43
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$10,754,687

Holdings [Text Block]
Tyler Technologies, Inc.	5.7%
MSCI, Inc.	5.6%
HEICO Corp.	5.4%
Lennox International, Inc.	5.0%
Waste Connections, Inc.	4.9%
Gartner, Inc.	4.8%
Fair Isaac Corp.	4.4%
Monolithic Power Systems, Inc.	3.5%
TransDigm Group, Inc.	3.4%
Casey's General Stores, Inc.	3.3%
Value	Value
Common Stocks	97.1%
Cash & Other Assets - Net	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020635
Shareholder Report [Line Items]
Fund Name	Value Line Mid Cap Focused Fund, Inc.
Class Name	Investor
Trading Symbol	VLIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Line Mid Cap Focused Fund, Inc. (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$112	1.08%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's Investor Class generated a total return of 7.62% during the year ended December 31, 2024.

• The Fund delivered positive absolute returns but underperformed the S&P 500® Index primarily because mid-cap stocks lagged their large-cap counterparts, making the S&P 500® Index, a large-cap index, a difficult benchmark to outpace for this Fund.

• The Fund, given its mid-cap focus, did not own any of the mega-cap stocks, i.e., the largest of the large-cap stocks, that drove the two strongest sectors of the S&P 500® Index—communication services and information technology. Weak individual stock selection in health care, consumer discretionary and financials further dampened the Fund’s relative results as did having overweights to the lagging health care and industrials sectors.

• Effective stock selection in the industrials and materials sectors contributed positively. Having no allocation to the laggard energy sector also boosted the Fund’s relative results.

• The Fund’s relative results were hurt most by not owning computer graphics processors manufacturer NVIDIA, whose shares rose approximately 170% during the annual period. Additionally, holding positions in information technology services provider CDW and diagnostics and research services provider to the life sciences industry Iqvia detracted. Each experienced a double-digit share price decline during the annual period due to weaker than expected operating performance.

• Among the individual stocks that contributed most positively to the Fund’s relative results were analytics software and services provider Fair Isaac (a.k.a. FICO), integrated information management solutions and services provider for the public sector Tyler Technologies and climate control products manufacturer Lennox International. Each of these companies enjoyed a robust double-digit share price gain during the annual period due to stronger than expected operating performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Mid Cap Focused Fund Inc.-Investor Class	S&P 500® Index	S&P MidCap 400® Index
12/14	$10,000	$10,000	$10,000
01/15	$9,773	$9,700	$9,888
02/15	$10,268	$10,257	$10,394
03/15	$10,350	$10,095	$10,531
04/15	$10,117	$10,192	$10,374
05/15	$10,247	$10,323	$10,559
06/15	$10,288	$10,123	$10,420
07/15	$10,501	$10,335	$10,434
08/15	$10,103	$9,712	$9,852
09/15	$9,780	$9,471	$9,534
10/15	$10,282	$10,270	$10,072
11/15	$10,481	$10,301	$10,208
12/15	$10,295	$10,138	$9,782
01/16	$9,883	$9,635	$9,226
02/16	$9,918	$9,622	$9,356
03/16	$10,598	$10,275	$10,153
04/16	$10,604	$10,315	$10,277
05/16	$10,872	$10,500	$10,514
06/16	$11,071	$10,527	$10,558
07/16	$11,229	$10,915	$11,011
08/16	$11,339	$10,931	$11,066
09/16	$11,271	$10,933	$10,996
10/16	$11,051	$10,733	$10,702
11/16	$11,387	$11,131	$11,558
12/16	$11,422	$11,351	$11,811
01/17	$11,639	$11,566	$12,009
02/17	$12,159	$12,025	$12,324
03/17	$12,187	$12,039	$12,277
04/17	$12,629	$12,163	$12,379
05/17	$13,015	$12,334	$12,319
06/17	$12,805	$12,411	$12,518
07/17	$13,100	$12,666	$12,629
08/17	$12,903	$12,705	$12,435
09/17	$13,121	$12,967	$12,922
10/17	$13,437	$13,270	$13,214
11/17	$13,703	$13,677	$13,700
12/17	$13,688	$13,829	$13,730
01/18	$14,430	$14,621	$14,124
02/18	$14,002	$14,082	$13,498
03/18	$14,016	$13,724	$13,624
04/18	$13,873	$13,777	$13,588
05/18	$14,158	$14,108	$14,149
06/18	$14,487	$14,195	$14,209
07/18	$15,178	$14,724	$14,459
08/18	$15,913	$15,203	$14,921
09/18	$16,177	$15,290	$14,758
10/18	$14,943	$14,245	$13,349
11/18	$15,499	$14,535	$13,766
12/18	$14,334	$13,223	$12,208
01/19	$15,421	$14,282	$13,485
02/19	$16,336	$14,741	$14,057
03/19	$16,854	$15,027	$13,977
04/19	$17,484	$15,636	$14,539
05/19	$17,154	$14,642	$13,380
06/19	$18,309	$15,674	$14,402
07/19	$18,489	$15,899	$14,574
08/19	$18,766	$15,648	$13,962
09/19	$18,646	$15,940	$14,390
10/19	$18,654	$16,286	$14,553
11/19	$19,321	$16,877	$14,986
12/19	$19,393	$17,386	$15,407
01/20	$20,086	$17,379	$15,004
02/20	$18,579	$15,949	$13,580
03/20	$16,145	$13,979	$10,831
04/20	$17,179	$15,771	$12,367
05/20	$18,983	$16,522	$13,271
06/20	$18,876	$16,850	$13,438
07/20	$20,109	$17,801	$14,058
08/20	$20,801	$19,080	$14,552
09/20	$20,284	$18,355	$14,079
10/20	$20,086	$17,867	$14,385
11/20	$22,208	$19,823	$16,439
12/20	$23,264	$20,585	$17,511
01/21	$22,063	$20,377	$17,774
02/21	$22,639	$20,939	$18,983
03/21	$23,502	$21,856	$19,870
04/21	$24,884	$23,022	$20,764
05/21	$24,736	$23,183	$20,805
06/21	$25,097	$23,724	$20,592
07/21	$25,936	$24,288	$20,663
08/21	$26,602	$25,026	$21,066
09/21	$25,081	$23,863	$20,229
10/21	$26,652	$25,534	$21,420
11/21	$26,084	$25,357	$20,791
12/21	$27,889	$26,494	$21,847
01/22	$25,747	$25,123	$20,272
02/22	$25,550	$24,371	$20,497
03/22	$26,380	$25,276	$20,781
04/22	$24,675	$23,071	$19,304
05/22	$24,541	$23,114	$19,449
06/22	$23,202	$21,206	$17,578
07/22	$25,095	$23,161	$19,485
08/22	$24,309	$22,217	$18,880
09/22	$22,649	$20,170	$17,145
10/22	$24,488	$21,804	$18,948
11/22	$26,372	$23,022	$20,107
12/22	$25,223	$21,696	$18,993
01/23	$26,828	$23,059	$20,746
02/23	$26,446	$22,496	$20,370
03/23	$26,961	$23,322	$19,716
04/23	$26,847	$23,686	$19,562
05/23	$26,560	$23,789	$18,938
06/23	$28,260	$25,361	$20,673
07/23	$28,404	$26,176	$21,526
08/23	$28,384	$25,759	$20,903
09/23	$27,124	$24,531	$19,804
10/23	$26,140	$24,015	$18,747
11/23	$28,900	$26,208	$20,342
12/23	$30,800	$27,399	$22,115
01/24	$30,962	$27,859	$21,737
02/24	$32,615	$29,347	$23,028
03/24	$33,150	$30,291	$24,317
04/24	$31,096	$29,054	$22,853
05/24	$31,927	$30,494	$23,856
06/24	$32,309	$31,589	$23,479
07/24	$34,191	$31,973	$24,842
08/24	$35,175	$32,749	$24,822
09/24	$35,519	$33,448	$25,109
10/24	$34,010	$33,145	$24,932
11/24	$35,586	$35,090	$27,128
12/24	$33,148	$34,254	$25,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	7.62%	11.32%	12.73%
S&P 500® Index	25.02%	14.53%	13.10%
S&P MidCap 400® Index	13.93%	10.34%	9.68%

AssetsNet	$ 1,938,660,788
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 10,754,687
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,938,660,788
# of Portfolio Holdings	43
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$10,754,687

Holdings [Text Block]
Tyler Technologies, Inc.	5.7%
MSCI, Inc.	5.6%
HEICO Corp.	5.4%
Lennox International, Inc.	5.0%
Waste Connections, Inc.	4.9%
Gartner, Inc.	4.8%
Fair Isaac Corp.	4.4%
Monolithic Power Systems, Inc.	3.5%
TransDigm Group, Inc.	3.4%
Casey's General Stores, Inc.	3.3%
Value	Value
Common Stocks	97.1%
Cash & Other Assets - Net	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com